Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization	¥ (537,302)	¥ (531,416)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(113,866)	(82,456)
Net book value	86,661	17,086
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	793,024	709,591
Active User [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	394,714	379,387
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	37,022	28,911
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	¥ 51,178	¥ 51,178